Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
The Company’s segments are summarized in the following tables.

	2018
	Fekola Mine	Otjikoto Mine	Masbate Mine	Libertad Mine	Limon Mine	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$

External gold revenue	560,516	213,052	283,366	96,147	11,980	—	60,000	1,225,061
Intersegment gold revenue	—	—	—	9,004	56,506	—	(65,510)	—
Production costs	144,041	85,528	120,876	77,869	47,388	—	—	475,702
Depreciation & depletion	116,491	76,325	55,382	32,977	25,254	—	285	306,714
Impairment (reversal) of long-lived assets	—	—	—	50,601	(13,434)	18,186	—	55,353
Write-down mineral property interests	—	1,758	—	—	—	7,640	—	9,398
Current income tax, withholding and other taxes	83,832	1,566	18,540	4,337	921	—	4	109,200
Net income (loss)	147,637	6,387	62,203	(71,161)	(13,382)	(25,730)	(60,833)	45,121
Capital expenditures	82,766	52,575	52,846	20,941	28,255	34,211	254	271,848
Total assets	1,183,471	434,110	523,063	59,834	85,443	229,129	32,754	2,547,804

	2017
	Fekola Mine	Otjikoto Mine	Masbate Mine	Libertad Mine	Limon Mine	Other Mineral Properties	Corporate & Other	Total
		$	$	$	$	$	$	$

External gold revenue	6,064	235,938	247,561	83,256	5,858	—	60,000	638,677
Intersegment gold revenue	—	—	—	21,528	43,721	—	(65,249)	—
Production costs	1,496	85,891	106,649	68,658	39,700	—	—	302,394
Depreciation & depletion	1,122	66,081	37,059	38,062	18,145	—	213	160,682
Write-down mineral property interests	—	2,700	—	—	—	1,450	—	4,150
Current income tax, withholding and other taxes	8,014	2,358	10,824	5,027	1,243	—	34	27,500
Net income (loss)	14,824	46,944	70,205	(17,420)	(17,160)	790	(36,617)	61,566
Capital expenditures	161,872	42,392	57,255	30,557	22,410	38,198	437	353,121
Total assets	1,213,244	466,767	520,969	108,109	72,420	218,915	84,733	2,685,157

The Company’s mining interests are located in the following geographical locations:

	2018	2017
	$	$
Mining interests
Mali	1,051,327	1,081,364
Philippines	433,488	431,797
Namibia	345,417	369,763
Burkina Faso	98,867	85,676
Nicaragua	87,576	121,671
Colombia	82,308	94,871
Finland	5,947	2,991
Canada	680	711
Other	1,565	1,119
	2,107,175	2,189,963